Equity and Loss Per Share (Details) - Schedule of earnings per Ssare, basic and diluted - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss (in Dollars)	$ (58,968)	$ (4,056)
Denominator
Weighted-average common shares outstanding	183,949,912	9,763,675
Weighted-average impact of Project Warrants and Collaboration Warrants(1)	81,103
Denominator for basic EPS – weighted-average shares	184,031,015	9,763,675	11,970,550	7,978,512
Effect of dilutive securities
Denominator for diluted EPS – weighted-average shares	184,031,015	9,763,675	11,970,550	7,978,512
EPS – Basic (in Dollars per share)	$ (0.32)	$ (0.42)	$ (11.48)	$ (0.93)
EPS – Diluted (in Dollars per share)	$ (0.32)	$ (0.42)	$ (11.48)	$ (0.93)